Debt (Boeing 737-800 Pre-Delivery Payment Facility Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt		$ 30,402,392,000	$ 6,236,892,000
Undrawn amount, available for drawdown under the facility		5,800,000,000
Boeing 737-800 Pre-delivery Payment Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				200,300,000
Credit facility, amount outstanding		174,300,000
Number of aircraft to be delivered in 2015	10
Number of purchase rights	5
Undrawn amount, available for drawdown under the facility		$ 26,000,000
Boeing 737-800 Aircraft [Member] | Boeing 737-800 Pre-delivery Payment Facility [Member]
Debt Instrument [Line Items]
Number of aircraft financed	15